Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									$ 305	$ 646	$ 338
Net investment income									16,790	16,243	18,158
Net derivative gains (losses)									(874)	545	722
Income (loss) from discontinued operations, net of income tax	$ (1,291)	$ (451)	$ (1,361)	$ 433	$ 217	$ 301	$ 318	$ 478	(2,670)	1,314	1,389
Other expenses									(13,735)	(14,753)	(14,619)
Income (loss) from continuing operations before provision for income tax									4,140	5,708	6,883
Provision for income tax expense (benefit)									(666)	(1,700)	(1,936)
Net income (loss)	$ (2,086)	$ 573	$ 114	$ 2,203	$ 842	$ 1,198	$ 1,119	$ 2,163	804	5,322	6,336
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)									(293)	(399)	(42)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Investment Gains (Losses), Net of Related Offsets
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									78	263	673
Net investment income									39	35	53
Net derivative gains (losses)									(37)	56	136
Income (loss) from discontinued operations, net of income tax									(101)	(131)	(51)
Income (loss) from continuing operations before provision for income tax									(21)	223	811
Provision for income tax expense (benefit)									9	(78)	(249)
Net income (loss)									(12)	145	562
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from continuing operations before provision for income tax									(229)	(608)	(717)
Provision for income tax expense (benefit)									66	213	280
Net income (loss)									(163)	(395)	(437)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income									12	11	8
Net derivative gains (losses)									56	84	41
Income (loss) from discontinued operations, net of income tax									36	2	2
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income									4	3	3
Net derivative gains (losses)									(1)	4	(8)
Income (loss) from discontinued operations, net of income tax									4	4	2
Other expenses									1	2	2
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income									(2)	(1)	(2)
Net derivative gains (losses)									(350)	(720)	(762)
Income (loss) from discontinued operations, net of income tax									5	0	(6)
Other expenses									2	1	2
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Credit forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income									1	0	1
Net derivative gains (losses)									3	1	0
Income (loss) from discontinued operations, net of income tax									0	1	0
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									0	0	(77)
Provision for income tax expense (benefit)									0	0	27
Net income (loss)									0	0	(50)
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from discontinued operations, net of income tax									0	(4)	(5)
Amortization of net actuarial gains (losses)									(199)	(231)	(179)
Amortization of prior service (costs) credit									6	6	4
Income (loss) from continuing operations before provision for income tax									(193)	(229)	(180)
Provision for income tax expense (benefit)									75	80	63
Net income (loss)									$ (118)	$ (149)	$ (117)